Net Loss Per Share - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Conversion of convertible preferred stock ratio	1	1	1